PROPERTY, PLANT AND MINE DEVELOPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND MINE DEVELOPMENT
PROPERTY, PLANT AND MINE DEVELOPMENT

3.   PROPERTY, PLANT AND MINE DEVELOPMENT

	As at December 31, 2013			As at December 31, 2012

	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value

Mining properties	$1,361,867	$89,700	$1,272,167	$1,356,227	$86,839	$1,269,388

Plant and equipment	2,286,887	662,394	1,624,493	2,538,328	617,826	1,920,502

Mine development costs	1,038,564	239,898	798,666	918,482	237,967	680,515

Construction in progress:

Meliadine project	192,413	–	192,413	133,840	–	133,840

La India project	161,378	–	161,378	32,553	–	32,553

Goldex mine M and E Zones(i)	–	–	–	30,658	–	30,658

	$5,041,109	$991,992	$4,049,117	$5,010,088	$942,632	$4,067,456

Note:

(i)
Upon achieving commercial production at the Goldex mine M and E Zones in October 2013, related costs accumulated in construction in progress were reclassified to mine development costs within property, plant and mine development.

Geographic Information:

	As at December 31,

	2013	2012

Northern Business:

Canada	$2,312,166	$2,543,171

Finland	763,711	704,031

Southern Business:

Mexico	962,971	809,556

United States	10,269	10,698

Total	$4,049,117	$4,067,456

In 2013, Agnico Eagle capitalized $2.5 million (2012 – $1.3 million) and expensed $1.4 million (2012 – $1.2 million) of computer software expenditures. The unamortized capitalized cost for computer software at December 31, 2013 was $6.8 million (December 31, 2012 – $5.7 million).

The unamortized capitalized cost for leasehold improvements at December 31, 2013 was $3.3 million (December 31, 2012 – $3.4 million), which is being amortized on a straight-line basis over the life term of the lease plus one renewal period.

The amortization of assets recorded under capital leases is included in the amortization of property, plant and mine development line item of the consolidated statements of income (loss) and comprehensive income (loss).